LONG-TERM DEBT - Retired/Repaid (Details) $ in Millions, $ in Millions	1 Months Ended														12 Months Ended
	Dec. 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,600		$ 0													$ 0
TRANSCANADA PIPELINES LIMITED | Medium Term Note due December 2022
Debt Instrument [Line Items]
Amount	$ 25
Interest Rate	9.95%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due August 2022
Debt Instrument [Line Items]
Amount		$ 1,000
Interest Rate		2.50%
TRANSCANADA PIPELINES LIMITED | Medium Term Note due November 2021
Debt Instrument [Line Items]
Amount					$ 500
Interest Rate					3.65%	3.65%
TRANSCANADA PIPELINES LIMITED | Debentures due January 2021
Debt Instrument [Line Items]
Amount										$ 400
Interest Rate										9.875%
TRANSCANADA PIPELINES LIMITED | Debentures due November 2020
Debt Instrument [Line Items]
Amount											$ 250
Interest Rate											11.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due October 2020
Debt Instrument [Line Items]
Amount												$ 1,000
Interest Rate												3.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due March 2020
Debt Instrument [Line Items]
Amount														$ 750
Interest Rate														4.60%
Amortization of debt Issue costs																8
COLUMBIA PIPELINE GROUP, INC. | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount				$ 4,040
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Notes due June 2020
Debt Instrument [Line Items]
Amount													$ 750
Interest Rate													3.30%
COLUMBIA PIPELINE GROUP, INC. | Unsecured Term Loan due June 2022
Debt Instrument [Line Items]
Amortization of debt Issue costs			$ 5
Debt instrument, face amount																		$ 4,200		$ 4,200
Amount										$ 4,040
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount				$ 50
TC PIPELINES, LP | Unsecured Term Loan due November 2021
Debt Instrument [Line Items]
Amount						$ 450
TC PIPELINES, LP | Senior Unsecured Notes due March 2021
Debt Instrument [Line Items]
Amount									$ 350
Interest Rate																			4.65%
TC PIPELINES, LP | Line of credit | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Terminated amount																			$ 500
Long-term debt																			$ 0
ANR PIPELINE COMPANY | Senior Unsecured Notes due November 2021
Debt Instrument [Line Items]
Amount						$ 300
Interest Rate					9.625%	9.625%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes due November 2021
Debt Instrument [Line Items]
Amount						$ 10
Interest Rate					9.09%	9.09%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due October 2021
Debt Instrument [Line Items]
Amount							$ 93
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due October 2020
Debt Instrument [Line Items]
Amount												$ 99
KEYSTONE XL SUBSIDIARIES | Line of credit | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Amount								$ 849
Amount															$ 849	$ 1,028	$ 849
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes due June 2020
Debt Instrument [Line Items]
Amount													$ 100
Interest Rate													5.29%